The Entity as lessee - Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Lease liabilities, beginning balance	$ 558,116	$ 897,651	$ 1,503,939
Additions	1,642,797	362,585	0	$ 635,956
Disposals		0	0
Interests accrued	89,414	88,691	103,611
Repayments	(834,281)	(790,811)	(709,899)
Lease liabilities, ending balance	$ 1,456,046	$ 558,116	$ 897,651	$ 1,503,939